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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 23, 2013 TO THE CURRENT PROSPECTUS FOR

..   INCENTIVE LIFE(R)
..   INCENTIVE LIFE(R) PLUS
..   INCENTIVE LIFE(R) 2000
..   SPECIAL OFFER POLICY
..   CHAMPION 2000
..   BASIC POLICY

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Both the Prospectus and statement of additional information are hereby incorporated by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

SPECIAL SERVICES CHARGES

We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all contracts or policies. If you need additional information about the services, please contact us.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

DUPLICATE POLICY/CONTRACT CHARGE. We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or
(iii) by any other means we make available to you.

POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.

FOR QUESTIONS REGARDING YOUR AXA EQUITABLE POLICIES:

AXA Equitable
P.O. Box 1547
Secaucus, NJ 07096-1547
(or by calling (800) 789-7771)

   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.
                Incentive Life(R) is a registered trademark of
                     AXA Equitable Life Insurance Company.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234

                   EVM-16 (8/13)                           Cat. # 151152 (8/13)
                   IF/SAR                                               #580259